PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2019	2020
ASSETS
Current assets:
Cash and cash equivalents	—	3,436
Prepaid expenses and other current assets	2	2
Total current assets:	2	3,438

Non-current assets:
Amounts due from a related party-non current, less allowance for doubtful accounts of nil and RMB 547,069 as of December 31, 2019 and 2020, respectively	—	—
Investments in subsidiaries and consolidated VIEs	22,762	257,569

Total assets	22,764	261,007

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Amounts due to a related party	338	933
Accrued expenses and other liabilities	70	547,520
Total current liabilities	408	548,453

Non-current liabilities:
Other non-current liabilities	1,374	—

Total liabilities	1,782	548,453

Commitments and contingencies	—	—

Shareholders’ equity (deficit)
Class A ordinary shares (US$0.001 per share, 1,000,000,000 shares authorized for Class A and Class B in aggregate as of December 31, 2019 and 2020; 72,475,630 shares issued as of December 31, 2019 and 2020; 65,762,936 and 66,411,428 shares outstanding as of December 31, 2019 and 2020, respectively)	500	500
Class B ordinary shares (US$0.001 per share, 1,000,000,000 shares authorized for Class A and Class B in aggregate as of December 31, 2019 and 2020; 23,636,706 shares issued and outstanding as of December 31, 2019 and 2020; each Class B ordinary share is convertible into one Class A ordinary share)	163	163
Treasury shares	(46)	(42)
Capital deficit	(135,179)	(126,571)
Retained earnings	155,324	(162,728)
Accumulated other comprehensive income	220	1,232
Total shareholders’ equity (deficit)	20,982	(287,446)

Total liabilities and shareholders’ equity (deficit)	22,764	261,007

Schedule of condensed statements of comprehensive income (loss)

	For the Year Ended
	December 31,
	2019	2020

Total operating expenses	(202)	(544,494)
Change in fair value of the warrants	(1,152)	1,359
Share of income from subsidiaries and consolidated VIEs	246,805	225,083
Income (loss) before income taxes	245,451	(318,052)
Income tax expense	—	—
Net income (loss)	245,451	(318,052)

Schedule of condensed statements of cash flows

	For the Year Ended December 31,
	2019	2020
Net cash provided by operating activities	—	3,634
Effect of foreign currency exchange rate changes on cash and cash equivalents	—	(198)
Net increase in cash and cash equivalents	—	3,436
Cash and cash equivalents as of the beginning of the year	—	—
Cash and cash equivalents as of the end of the year	—	3,436